Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Non-current assets
Goodwill	€ 31,271	€ 23,353	€ 23,353
Other intangible assets	22,252	17,652	17,652
Plant, property and equipment	39,197	37,658	27,432
Trade and other receivables	10,378	5,191	5,170
Total non-current assets	133,917	113,253	103,276
Current assets
Inventory	585	714	714
Taxation recoverable	275	264	264
Trade and other receivables	11,411	11,851	12,190
Cash and cash equivalents	13,284	13,637	13,637
Total current assets	32,644	39,478	39,817
Assets held for sale		(231)	(231)
Total assets held for sale	1,607
Non-current liabilities
Long-term borrowings	62,892	56,079	48,685
Deferred tax liabilities	2,043	478	478
Provisions	1,474	1,233	1,242
Total non-current liabilities	72,036	61,242	53,894
Current liabilities
Short-term borrowings	11,826	6,916	4,270
Taxation liabilities	671	596	596
Provisions	1,024	1,084	1,160
Trade and other payables	17,085	17,630	17,653
Total current liabilities	32,456	€ 28,070	25,523
Total liabilities held for sale	1,051
Assets and liabilities classified as held for sale | Vodafone India (excluding interest in Indus Towers)
Non-current assets
Goodwill	107
Other intangible assets	379
Plant, property and equipment	916
Investments in associates and joint ventures	(412)		(231)
Trade and other receivables	15
Noncurrent Assets Liability			(231)
Total non-current assets	1,005
Current assets
Inventory	13
Taxation recoverable	3
Trade and other receivables	313
Cash and cash equivalents	273
Total current assets	602
Assets held for sale			€ (231)
Total assets held for sale	1,607
Non-current liabilities
Long-term borrowings	57
Deferred tax liabilities	60
Provisions	5
Total non-current liabilities	122
Current liabilities
Short-term borrowings	150
Taxation liabilities	116
Provisions	29
Trade and other payables	634
Total current liabilities	929
Total liabilities held for sale	€ 1,051